Supplier Finance Arrangements - Summary of Ranges of Payment Due Dates (Details)	Dec. 31, 2025	Dec. 31, 2024
Bottom of Range
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities under supplier finance arrangement	45 days	45 days
Comparable trade payables that are not part of the supplier finance arrangement	45 days	45 days
Top of Range
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities under supplier finance arrangement	75 days	75 days
Comparable trade payables that are not part of the supplier finance arrangement	60 days	60 days